Trade Accounts Receivable - Provision for credit losses (Details) $ in Thousands	6 Months Ended
Jul. 31, 2023 USD ($)
Trade Accounts Receivable
Balance	$ 1,545
Current period provision for expected losses	593
Write-offs charged against the provision	(921)
Effect of movements in foreign exchange	6
Balance	$ 1,223